Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2022 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 63.40%
Communication Services - 6.92%
Alphabet, Inc., Class C (a)	31,447	$3,667,978	3.83%
Meta Platforms, Inc. (a)	10,092	1,605,637	1.68%
Verizon Communications, Inc.	29,314	1,354,014	1.41%
		6,627,629	6.92%
Consumer Discretionary - 8.50%
CarMax, Inc. (a)	16,285	1,621,009	1.69%
Lowe’s Companies, Inc.	6,642	1,272,142	1.33%
O’Reilly Automotive, Inc. (a)	4,133	2,907,937	3.04%
The Home Depot, Inc.	7,753	2,333,188	2.44%
		8,134,276	8.50%
Consumer Staples - 6.35%
Altria Group, Inc.	46,626	2,045,016	2.13%
Church & Dwight Co., Inc.	21,625	1,902,351	1.99%
Nestlé S.A. - (b)	17,380	2,135,307	2.23%
		6,082,674	6.35%
Energy - 0.17%
Enbridge, Inc. - (b)	925	41,560	0.04%
Kinder Morgan, Inc.	2,200	39,578	0.04%
Targa Resources Corp.	550	38,011	0.04%
The Williams Companies, Inc.	1,225	41,760	0.05%
		160,909	0.17%
Financials - 12.34%
Berkshire Hathaway, Inc., Class B (a)	14,219	4,274,231	4.47%
BlackRock, Inc.	4,297	2,875,467	3.00%
The Charles Schwab Corp.	38,125	2,632,531	2.75%
The Progressive Corp.	17,607	2,025,862	2.12%
		11,808,091	12.34%
Health Care - 3.70%
Johnson & Johnson	10,734	1,873,298	1.96%
Pfizer, Inc.	32,975	1,665,567	1.74%
		3,538,865	3.70%
Industrials - 6.38%
FedEx Corp.	9,206	2,145,827	2.24%
Norfolk Southern Corp.	9,203	2,311,517	2.42%
Old Dominion Freight Line, Inc.	5,439	1,650,791	1.72%
		6,108,135	6.38%
Information Technology - 13.30%
Apple, Inc.	27,189	4,418,484	4.62%
Cisco Systems, Inc.	30,433	1,380,745	1.44%
Fiserv, Inc. (a)	18,833	1,990,272	2.08%
Texas Instruments, Inc.	13,968	2,498,736	2.61%
Visa, Inc., Class A	11,504	2,440,113	2.55%
		12,728,350	13.30%
Materials - 5.74%
Air Products and Chemicals, Inc.	6,710	1,665,623	1.74%
Martin Marietta Materials, Inc.	6,742	2,373,724	2.48%
NewMarket Corp.	4,679	1,454,233	1.52%
		5,493,580	5.74%
Total Common Stocks (Cost $37,612,846)		60,682,509	63.40%

PREFERRED STOCKS - 1.84%
Communication Services - 0.06%
AT&T, Inc.
Series A, 5.000%, Perpetual	860	19,410	0.02%
Series C, 4.750%, Perpetual	1,935	40,248	0.04%
		59,658	0.06%
Consumer Discretionary - 0.03%
Ford Motor Co.
6.000%, 12/01/2059	515	13,297	0.01%
6.200%, 06/01/2059	513	13,656	0.02%
		26,953	0.03%
Consumer Staples - 0.03%
CHS, Inc., Series 3, 6.750% to 09/30/2024 then 3 Month LIBOR USD + 4.155%, Perpetual (c)	355	9,475	0.01%
CHS, Inc., Series 4, 7.500% Perpetual	840	22,672	0.02%
		32,147	0.03%
Financials - 1.72%
AEGON Funding Co. LLC, 5.100%, 12/15/2049	1,175	27,566	0.03%
American International Group, Inc., Series A, 5.850%, Perpetual	1,435	37,611	0.04%
Arch Capital Group Ltd.
Series F, 5.450%, Perpetual (b)	401	9,760	0.01%
Series G, 4.550%, Perpetual (b)	1,010	20,503	0.02%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	905	21,177	0.02%
Bank of America Corp.
Series KK, 5.375%, Perpetual	815	20,008	0.02%
Series LL, 5.000%, Perpetual	1,420	32,745	0.03%
Series QQ, 4.250%, Perpetual	1,575	31,012	0.03%
Bank of Hawaii Corp., Series A, 4.375%, Perpetual	1,060	20,988	0.02%
Bank OZK, Series A, 4.625%, Perpetual	1,395	27,886	0.03%
Cadence Bank, Series A, 5.500%, Perpetual	565	13,843	0.01%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	2,060	42,889	0.05%
Series I, 5.000%, Perpetual	1,900	42,389	0.04%
Carlyle Finance LLC, 4.625%, 05/15/2061	995	19,721	0.02%
Citigroup, Inc., Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (c)	780	20,943	0.02%
Citizens Financial Group, Inc.
Series E, 5.000%, Perpetual	550	12,254	0.01%
Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (c)	980	25,284	0.03%
ConnectOne Bancorp, Inc., Series A, 5.250% to 09/01/2026 then 5 Year CMT Rate + 4.420%, Perpetual (c)	625	14,994	0.02%
Cullen/Frost Bankers, Inc., Series B, 4.450%, Perpetual	860	18,507	0.02%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	1,270	30,201	0.03%
Federal Agricultural Mortgage Corp., Series F, 5.250%, Perpetual	585	13,315	0.01%
Fifth Third Bancorp, Series K, 4.950%, Perpetual	1,580	39,184	0.04%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	1,495	34,251	0.04%
First Horizon Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (c)	530	13,414	0.01%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (c)	700	18,046	0.02%
First Republic Bank, Series N, 4.500%, Perpetual	1,625	33,036	0.03%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	1,505	39,461	0.04%
Huntington Bancshares, Inc., Series H, 4.500%, Perpetual	2,275	46,001	0.05%
JPMorgan Chase & Co.
Series JJ, 4.550%, Perpetual	1,900	40,185	0.04%
Series LL, 4.625%, Perpetual	1,875	40,294	0.04%
KeyCorp
Series G, 5.625%, Perpetual	535	13,375	0.02%
Series F, 5.650%, Perpetual	755	18,799	0.02%
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (c)	412	10,984	0.01%
MetLife, Inc., Series F, 4.750%, Perpetual	1,725	41,210	0.04%
Morgan Stanley
Series O, 4.250%, Perpetual	2,365	46,070	0.05%
Series K, 5.850% to 04/15/2027 then 3 Month LIBOR USD + 3.491%, Perpetual (c)	735	18,875	0.02%
Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (c)	790	20,919	0.02%
PacWest Bancorp, Series A, 7.750% to 09/01/2027 then 5 Year CMT Rate + 4.820%, Perpetual (c)	350	9,065	0.01%
Regions Financial Corp.
Series E, 4.450%, Perpetual	1,960	39,455	0.04%
Series C, 5.700% to 05/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (c)	1,035	26,020	0.03%
Signature Bank, Series A, 5.000%,	1,460	29,331	0.03%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (c)	1,975	50,856	0.05%
SVB Financial Group, Series A, 5.250%, Perpetual	1,185	26,473	0.03%
Synchrony Financial, Series A, 5.625%, Perpetual	1,815	37,498	0.04%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (c)	710	18,155	0.02%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (c)	740	18,922	0.02%
Texas Capital Bancshares, Inc., Series B, 5.750%, Perpetual	595	14,179	0.02%
The Allstate Corp., Series H, 5.100%, Perpetual	1,120	27,429	0.03%
The Charles Schwab Corp., Series J, 4.450%, Perpetual	1,495	33,428	0.04%
The Goldman Sachs Group, Inc.
Series J, 5.500% to 05/10/2023 then 3 Month LIBOR USD + 3.640%, Perpetual (c)	955	23,951	0.03%
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (c)	895	23,753	0.03%
Truist Financial Corp.
Series R, 4.750%, Perpetual	2,190	47,655	0.05%
Series O, 5.250%, Perpetual	1,625	39,536	0.04%
US Bancorp
Series O,4.500%, Perpetual	1,295	27,389	0.03%
Series B, 3.500% to 08/29/2022 then 3 Month LIBOR USD + 0.600%, Perpetual (c)	1,970	39,006	0.04%
Voya Financial, Inc., Series B, 5.350% to 09/15/2029 then 5 Year CMT Rate + 3.210%, Perpetual (c)	1,105	27,260	0.03%
Washington Federal, Inc., Series A, 4.875%, Perpetual	1,395	29,965	0.03%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	1,930	40,376	0.04%
Series R, 6.625% to 03/15/2024 then 3 Month LIBOR USD + 3.690%, Perpetual (c)	1,505	39,009	0.04%
		1,646,411	1.72%
Total Preferred Stocks (Cost $1,895,371)		1,765,169	1.84%

REITS - 2.39%
Financials - 0.19%
Annaly Capital Management Inc, Series I, 6.750% to 06/30/2024 then 3 Month LIBOR USD + 4.989%, Perpetual (c)	1,195	28,166	0.03%
Apollo Commercial Real Estate Finance, Inc.	3,130	40,001	0.04%
Chimera Investment Corp.	2,930	30,677	0.03%
Chimera Investment Corp., Series C, 7.750% to 09/30/2025 then 3 Month LIBOR USD + 4.743%, Perpetual (c)	1,265	27,552	0.03%
Chimera Investment Corp., Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (c)	575	12,650	0.01%
Starwood Property Trust, Inc.	1,805	42,634	0.05%
		181,680	0.19%
Real Estate - 2.20%
Kimco Realty Corp., Series M, 5.250%, Perpetual	955	24,057	0.02%
Public Storage, Series P, 4.000%, Perpetual	1,185	23,664	0.02%
STORE Capital Corp.	71,081	2,062,771	2.16%
		2,110,492	2.20%
Total REITS (Cost $1,974,926)		2,292,172	2.39%

CORPORATE BONDS - 17.31%
Communication Services - 1.20%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,001,259	1.05%
T-Mobile USA, Inc., 3.875%, 04/15/2030	150,000	144,477	0.15%
		1,145,736	1.20%
Consumer Discretionary - 1.76%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	993,030	1.04%
Lowe’s Companies, Inc., 2.625%, 04/01/2031	325,000	291,130	0.31%
Starbucks Corp., 3.500%, 03/01/2028	400,000	395,403	0.41%
		1,679,563	1.76%
Energy - 1.47%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	996,297	1.04%
The Williams Companies, Inc., 2.600%, 03/15/2031	475,000	413,701	0.43%
		1,409,998	1.47%
Financials - 8.20%
Aflac, Inc., 3.600%, 04/01/2030	300,000	293,697	0.31%
Bank of America Corp., 2.299% to 07/21/2031 then SOFR + 1.220%, 07/21/2032 (c)	575,000	483,926	0.51%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023	322,000	325,626	0.34%
Fifth Third Bancorp, 3.650%, 01/25/2024	225,000	224,947	0.23%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,073,817	1.12%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	463,825	0.49%
4.000%, 05/15/2025	365,000	367,566	0.38%
JPMorgan Chase & Co., 2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (c)	325,000	287,262	0.30%
Marsh & McLennan Cos, Inc., 4.375%, 03/15/2029	275,000	280,838	0.29%
Morgan Stanley
1.593% to 05/04/2026 then SOFR + 0.879%, 05/04/2027 (c)	295,000	268,820	0.28%
2.239% to 07/21/2031 then SOFR + 1.178%, 07/21/2032 (c)	330,000	279,264	0.29%
Prudential Financial, Inc., 3.878%, 03/27/2028	260,000	261,986	0.27%
Regions Financial Corp., 1.800%, 08/12/2028	325,000	285,849	0.30%
Synchrony Financial, 3.950%, 12/01/2027	650,000	611,257	0.64%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,298,687	1.36%
The Goldman Sachs Group, Inc., 4.223% to 05/01/2028 then 3 Month LIBOR USD + 1.301%, 05/01/2029 (c)	300,000	296,863	0.31%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	747,007	0.78%
		7,851,237	8.20%
Health Care - 1.84%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	708,255	0.74%
Evernorth Health, Inc., 3.500%, 06/15/2024	700,000	694,199	0.73%
Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	425,000	356,608	0.37%
		1,759,062	1.84%
Industrials - 0.59%
General Electric Co., 3.625%, 05/01/2030	380,000	358,231	0.37%
The Boeing Co., 2.196%, 02/04/2026	225,000	209,869	0.22%
		568,100	0.59%
Information Technology - 2.25%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	614,800	0.64%
Broadcom, Inc., 4.110%, 09/15/2028	425,000	416,341	0.44%
International Business Machines Corp.
2.200%, 02/09/2027	125,000	117,847	0.12%
2.720%, 02/09/2032	325,000	294,675	0.31%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	705,475	0.74%
		2,149,138	2.25%
Total Corporate Bonds (Cost $17,450,614)		16,562,834	17.31%

MORTGAGE-BACKED SECURITIES - 2.67%
Federal Agency Mortgage-Backed Obligations - 2.67%
Fannie Mae Pool
3.000%, 10/01/2043	893,546	880,925	0.92%
3.500%, 01/01/2042	161,932	163,822	0.17%
6.000%, 10/01/2037	77,187	81,792	0.09%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	42,540	38,935	0.04%
Series 2012-16, 2.000%, 11/25/2041	40,899	38,798	0.04%
Series 2010-134, 2.250%, 03/25/2039	4,831	4,814	0.01%
Freddie Mac Gold Pool
3.000%, 05/01/2042	456,825	450,719	0.47%
3.000%, 09/01/2042	653,022	644,295	0.67%
5.500%, 04/01/2037	34,646	37,284	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	14,692	14,349	0.02%
Series 4309, 2.000%, 10/15/2043	38,116	36,920	0.04%
Series 3870, 2.750%, 01/15/2041	13,924	13,795	0.01%
Series 4322, 3.000%, 05/15/2043	59,102	58,834	0.06%
Government National Mortgage Association, Series 2013-24, 1.750%, 02/16/2043	91,827	87,128	0.09%
Total Mortgage-Backed Securities (Cost $2,589,534)		2,552,410	2.67%

U.S. TREASURY OBLIGATIONS - 9.70%
U.S. Treasury Notes - 9.70%
0.250%, 08/31/2025	1,250,000	1,155,200	1.21%
0.500%, 11/30/2023	750,000	726,255	0.76%
0.625%, 03/31/2027	450,000	408,955	0.43%
0.750%, 04/30/2026	1,500,000	1,392,422	1.46%
1.000%, 07/31/2028	500,000	452,422	0.47%
1.250%, 12/31/2026	625,000	586,755	0.61%
1.250%, 04/30/2028	425,000	391,531	0.41%
1.500%, 02/15/2025	200,000	193,309	0.20%
1.500%, 11/30/2028	75,000	69,703	0.07%
1.875%, 07/31/2026	1,550,000	1,498,838	1.57%
1.875%, 02/15/2032	575,000	537,984	0.56%
2.250%, 03/31/2024	350,000	346,015	0.36%
2.500%, 03/31/2027	200,000	198,141	0.21%
2.625%, 04/15/2025	300,000	298,142	0.31%
2.750%, 02/15/2024	575,000	573,293	0.60%
3.000%, 10/31/2025	450,000	452,549	0.47%
Total U.S. Treasury Obligations (Cost $9,728,022)		9,281,514	9.70%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 0.52%
Financials - 0.52%
Apollo Investment Corp.	3,225	37,087	0.04%
Ares Capital Corp.	1,995	38,683	0.04%
Bain Capital Specialty Finance, Inc.	2,655	38,418	0.04%
BlackRock TCP Capital Corp.	3,015	39,014	0.04%
Carlyle Secured Lending, Inc.	2,935	39,887	0.04%
FS KKR Capital Corp.	1,865	40,415	0.04%
Golub Capital BDC, Inc.	2,775	38,961	0.04%
Hercules Capital, Inc.	2,325	36,991	0.04%
Monroe Capital Corp.	4,000	36,680	0.04%
New Mountain Finance Corp.	3,130	40,471	0.04%
Oaktree Specialty Lending Corp.	5,730	40,339	0.04%
Sixth Street Specialty Lending, Inc.	1,825	35,113	0.04%
TriplePoint Venture Growth BDC Corp.	2,500	34,825	0.04%
Total Investment Companies (Excluding Money Market Funds) (Cost $550,539)		496,884	0.52%

SHORT-TERM INVESTMENTS - 1.98%
Money Market Funds - 1.98%
First American Government Obligations Fund, Institutional Class, 1.87% (d)	1,894,390	1,894,390	1.98%
Total Short-Term Investments (Cost $1,894,390)		1,894,390	1.98%

Total Investments (Cost $73,696,242) - 99.81%		95,527,882	99.81%
Other Assets in Excess of Liabilities - 0.19%		181,383	0.19%
TOTAL NET ASSETS - 100.00%		$95,709,265	100.00%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) Variable rate security; rate disclosed is the rate as of July 31, 2022.
(d) The rate listed is the fund’s seven-day yield as of July 31, 2022.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of July 31, 2022
The Fund follows its valuation policies and procedures in determining its net asset value (“NAV”) and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee, among other things, is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2022, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$6,627,629	$–	$–	$6,627,629
Consumer Discretionary	8,134,276	–	–	8,134,276
Consumer Staples	6,082,674	–	–	6,082,674
Energy	160,909	–	–	160,909
Financials	11,808,091	–	–	11,808,091
Health Care	3,538,865	–	–	3,538,865
Industrials	6,108,135	–	–	6,108,135
Information Technology	12,728,350	–	–	12,728,350
Materials	5,493,580	–	–	5,493,580
Total Common Stocks	$60,682,509	$–	$–	$60,682,509

Preferred Stocks
Communication Services	$59,658	$–	$–	$59,658
Consumer Discretionary	26,953	–	–	26,953
Consumer Staples	32,147	–	–	32,147
Financials	1,646,411	–	–	1,646,411
Total Preferred Stocks	$1,765,169	$–	$–	$1,765,169

REITS
Financials	$181,680	$–	$–	$181,680
Real Estate	2,110,492	–	–	2,110,492
Total REITS	$2,292,172	$–	$–	$2,292,172

Corporate Bonds
Communication Services	$–	$1,145,736	$–	$1,145,736
Consumer Discretionary	–	1,679,563	–	1,679,563
Energy	–	1,409,998	–	1,409,998
Financials	–	7,851,237	–	7,851,237
Health Care	–	1,759,062	–	1,759,062
Industrials	–	568,100	–	568,100
Information Technology	–	2,149,138	–	2,149,138
Total Corporate Bonds	$–	$16,562,834	$–	$16,562,834

Mortgage-Backed Securities
Federal Agency Mortgage-Backed Obligations	$–	$2,552,410	$–	$2,552,410
Total Mortgage-Backed Securities	$–	$2,552,410	$–	$2,552,410

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$9,281,514	$–	$9,281,514
Total U.S. Treasury Obligations	$–	$9,281,514	$–	$9,281,514

Investment Companies (Excluding Money Market Funds)
Financials	$496,884	$–	$–	$496,884
Total Investment Companies (Excluding Money Market Funds)	$496,884	$–	$–	$496,884

Short-Term Investments
Money Market Funds	$1,894,390	$–	$–	$1,894,390
Total Short-Term Investments	$1,894,390	$–	$–	$1,894,390

Total Investments	$67,131,124	$28,396,758	$–	$95,527,882